UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/99

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total:     $733,737 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameritech Corp.                COMMON           30954101     60251   902630                                 902630
Anacomp Inc - New              COMMON           32371106      7224   438672                                 438672
Asarco Inc.                    COMMON           43413103     35236  1305028                                1305028
Abraxas Petroleum Corp.        COMMON           3830106        411   187880                                 187880
Alza Corp.                     COMMON           22615108     41358   966020                                 966020
Bonneville Pacific             COMMON           98904105      1346   210296                                 210296
CogenerationCorp ofAmer(NRGG)  COMMON           19238M105     2832   117079                                 117079
CPI Corp.                      COMMON           125902106     8765   256388                                 256388
Case Corp.                     COMMON           14743R103     3568    71632                                  71632
Carriage Services              COMMON           143905107        1      100                                    100
Century Comm. Corp.            COMMON           156503104     3606    79043                                  79043
Cyprus Amax Minerals Co.       COMMON           232809103    24470  1246892                                1246892
DuPont  ElDe Nemours & Co.     COMMON           263534109     1046    17291                                  17291
Data General Corp.             COMMON           237688106     7438   353125                                 353125
Delta & Pine Land Co.          COMMON           247357106     4255   164435                                 164435
Elbit Limited                  COMMON           284275104     4914   381708                                 381708
Exxon Corporation              COMMON           302290101     3650    48028                                  48028
Forte Software Inc.            COMMON           349546101    11791   428750                                 428750
Fuisz Tech Ltd.                COMMON           359536109      907   143696                                 143696
Global Crossing                COMMON           G3921A100     2196    84753                                  84753
Global Light Telecoms          COMMON           37934X100     3837   376623                                 376623
GTS Inc.                       COMMON           37936U104     7564   383600                                 383600
Guarantee Life Cos. Inc.       COMMON           400740106       10      328                                    328
Int'l Network Services         COMMON           460053101    29260   538116                                 538116
Iridium World Comm. Cl. A      COMMON           G49398105      130    42881                                  42881
Jones Intercable Class A       COMMON           480206200     1054    19497                                  19497
King World Productions         COMMON           495667107     7672   204586                                 204586
LADD Furniture Inc.            COMMON           505739201      152     7182                                   7182
Life USA Holding Inc.          COMMON           531918209     1119    54231                                  54231
Lone Star Ind.                 COMMON           542290408    26556   532452                                 532452
MacMillan Bloedel Ltd.         COMMON           554783208      990    63101                                  63101
Media General Inc. Class A     COMMON           584404107    17926   349782                                 349782
MediaOne                       COMMON           58440J104    48274   706666                                 706666
MFN Financial Corp             COMMON           55272N104       49     4430                                   4430
Nalco Chemical Co.             COMMON           629853102    42447   840539                                 840539
Network Computing Devices      COMMON           64120N100      976   216902                                 216902
Nielsen Media Research         COMMON           653929307    25569   687559                                 687559
Novacare Inc.                  COMMON           669930109     1101   926976                                 926976
Olsten Corp.                   COMMON           681385100    25939  2485166                                2485166
Omnipoint Corp.                COMMON           68212D102      403     7218                                   7218
Orion Capital Corp.            COMMON           686268103    43352   915073                                 915073
Outdoor Systems Inc.           COMMON           690057104    10177   284681                                 284681
Periphonics Corp.              COMMON           714005105      900    28683                                  28683
Pioneer Hi-Bred                COMMON           723686101    43190  1088243                                1088243
Pool Energy Services Co.       COMMON           732788104     8036   326320                                 326320
Premark Int'l.                 COMMON           740459102    17020   337036                                 337036
Reynolds Metals Co.            OPTIONS          761763101     8551   141636                                 141636
Republic NY Corp.              OPTIONS          760719104    14113   229714                                 229714
Sequent Computer Systems Inc.  COMMON           817338106    11600   644433                                 644433
Service Corp. Int'l.           COMMON           817565104        1      100                                    100
Skytel Comm. Inc.              COMMON           83087Q104     7778   424722                                 424722
Smart Modular Tech. Inc.       COMMON           831690102     5757   169020                                 169020
Stanford Communications        COMMON           854402104     2406    75623                                  75623
Stewart Enterprises            COMMON           860370105        1      100                                    100
Total Fina ADR                 COMMON           89151E109     1903    30000                                  30000
Trans World EntertainmentCorp. COMMON           89336Q100    10804   851573                                 851573
Transaction Network            COMMON           893414102    16680   424956                                 424956
Unitrode Corp.                 COMMON           913283107     2812    66943                                  66943
Viasoft, Inc.                  COMMON           92552U102     4728   550185                                 550185
World Color Press, Inc.        COMMON           981443104    41700  1119458                                1119458
Wyman Gordon Co.               COMMON           983085101     3056   163533                                 163533
Case Corp. JAN 40              OPTIONS          14743R9MH      252     1679     PUT                           1679
Case Corp.  JAN 50             OPTIONS          14743R9AJ      376     1113     CALL                          1113
DuPont ElDe Nemours OCT 87     OPTIONS          2635349OP     2257      864     PUT                            864
Frontier Corp OCT 55           OPTIONS          35906P9JK      379     1686     CALL                          1686
Global Crossing OCT 35         OPTIONS          G3921A9VG      742      848     PUT                            848
Iridium Options  OCT 15        OPTIONS          G493989VC     1203      953     PUT                            953
Orion Capital Corp CALL NOV 40 OPTIONS          6862689KH       45       55     CALL                            55
Orion Capital Corp. NOV 45     OPTIONS          6862689KI      108      271     CALL                           271
Phelps Dodge Corp. OCT 55      OPTIONS          7172659JK       19      103     CALL                           103
S&P 500 Options NOV 1225       OPTIONS          9VE            535      910     PUT                            910
S&P 500 Options NOV 1225       OPTIONS          9WE           1302      592     PUT                            592
S&P 500 Options OCT 1275       OPTIONS          9VO           1558      910     PUT                            910
Total Fina ADR OCT 72 15/64    OPTIONS          89151E9OP      284      300     PUT                            300
Worldcom Inc. OCT 75           OPTIONS          98155K9VO      511     1168     PUT                           1168
Nebco Evans Pfd.               PREFERRED        U62922106     1591    44805                                  44805
Belle Casino  Warrants         WARRANT          78324118         0     4500                                   4500
Golden Ocean Group  Warrants   WARRANT          381138R16        0     5500                                   5500
Lone Star Ind. Warrants        WARRANT          542290119     1717    21266                                  21266
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